Capital management (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of objectives, policies and processes for managing capital [abstract]
Equity attributable to owners of the Company	$ 176,783	$ 173,355
Loans payable	99,814	56,253
Capital including cash and cash equivalents	276,597	229,608
Less: Cash and cash equivalents	(42,980)	(21,832)	$ (23,878)
Capital	$ 233,617	$ 207,776